Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Series B Preferred Stock	Series C Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2018			$ 2,342	$ 2,047,610	$ (1,642,510)	$ 407,442
Balance (in Shares) at Dec. 31, 2018			23,417,540
Series B preferred stock issued for cash, net of costs				110,000		110,000
Series B preferred stock issued for cash, net of costs (in Shares)	115
Common stock issued for services			$ 10	34,990		35,000
Common stock issued for services (in Shares)			100,000
Common stock issued for due diligence fee			$ 9	41,991		42,000
Common stock issued for due diligence fee (in Shares)			86,667
Accretion of stock options for services				142,960		142,960
Warrants issued in connection with convertible debt				253,000		253,000
Net income (loss)					(1,013,294)	(1,013,294)
Balance at Dec. 31, 2019			$ 2,361	2,630,551	(2,655,804)	(22,892)
Balance (in Shares) at Dec. 31, 2019	115		23,604,207
Net income (loss)					(238,877)	(238,877)
Balance at Mar. 31, 2020			$ 2,361	2,630,551	(2,894,681)	(261,769)
Balance (in Shares) at Mar. 31, 2020	115		23,604,207
Balance at Dec. 31, 2019			$ 2,361	2,630,551	(2,655,804)	(22,892)
Balance (in Shares) at Dec. 31, 2019	115		23,604,207
Net income (loss)					(3,037,517)	(3,037,517)
Balance at Dec. 31, 2020			$ 8,514	7,034,502	(5,762,321)	1,280,695
Balance (in Shares) at Dec. 31, 2020			85,141,956
Common Stock issued for cash, net of offering cost			$ 3,775	2,111,958		2,115,733
Common Stock issued for cash, net of offering cost (in Shares)			37,758,116
Common Stock issued for future services			$ 859	686,036		686,895
Common Stock issued for future services (in Shares)			8,586,184
Preferred Shares Exchanged for Common Stock			$ 144	(144)
Preferred Shares Exchanged for Common Stock (in Shares)	(115)		1,437,500
Common Stock issued in connection with employment agreement			$ 763	609,713		610,476
Common Stock issued in connection with employment agreement (in Shares)			7,630,949
Common Stock issued for Exchange of Notes			$ 412	527,588		528,000
Common Stock issued for Exchange of Notes (in Shares)			4,125,000
Common Stock issued for conversion of Redeemable Series A Preferred stock			$ 200	399,800		400,000
Common Stock issued for conversion of Redeemable Series A Preferred stock (in Shares)			2,000,000
Deemed dividend on Preferred Stock Exchange				69,000	(69,000)
Balance at Mar. 31, 2020			$ 2,361	2,630,551	(2,894,681)	(261,769)
Balance (in Shares) at Mar. 31, 2020	115		23,604,207
Net income (loss)					(1,375,031)	(1,375,031)
Balance at Jun. 30, 2020			$ 8,314	6,634,702	(4,338,712)	2,304,304
Balance (in Shares) at Jun. 30, 2020			83,141,956
Common Stock issued for cash, net of offering cost			$ 3,775	2,111,958		2,115,733
Common Stock issued for cash, net of offering cost (in Shares)			37,758,116
Common Stock issued for future services			$ 859	686,036		686,895
Common Stock issued for future services (in Shares)			8,586,184
Preferred Shares Exchanged for Common Stock			$ 144	(144)
Preferred Shares Exchanged for Common Stock (in Shares)	(115)		1,437,500
Common Stock issued in connection with employment agreement			$ 763	609,713		610,476
Common Stock issued in connection with employment agreement (in Shares)			7,630,949
Common Stock issued for Exchange of Notes			$ 412	527,588		528,000
Common Stock issued for Exchange of Notes (in Shares)			4,125,000
Deemed dividend on Preferred Stock Exchange				69,000	(69,000)
Net income (loss)					(633,795)	(633,795)
Balance at Sep. 30, 2020			$ 8,514	7,034,502	(4,972,507)	2,070,509
Balance (in Shares) at Sep. 30, 2020			85,141,956
Common Stock issued for conversion of Redeemable Series A Preferred stock			$ 200	399,800		400,000
Common Stock issued for conversion of Redeemable Series A Preferred stock (in Shares)			2,000,000
Balance at Dec. 31, 2020			$ 8,514	7,034,502	(5,762,321)	1,280,695
Balance (in Shares) at Dec. 31, 2020			85,141,956
Series C preferred stock issued for cash, net of offering cost				3,794,102		3,794,102
Series C preferred stock issued for cash, net of offering cost (in Shares)		4,276
Deemed dividend upon issuance of preferred stock				1,403,997	(1,403,997)
Common stock warrants granted for services				83,728		83,728
Common stock warrants granted for services (in Shares)
Net income (loss)					(930,702)	(930,702)
Balance at Mar. 31, 2021			$ 8,514	12,316,329	(8,097,020)	4,227,823
Balance (in Shares) at Mar. 31, 2021		4,276	85,141,956
Balance at Dec. 31, 2020			$ 8,514	7,034,502	(5,762,321)	1,280,695
Balance (in Shares) at Dec. 31, 2020			85,141,956
Balance at Sep. 30, 2021			$ 9,864	12,314,979	(2,173,891)	10,150,952
Balance (in Shares) at Sep. 30, 2021		227	98,636,970
Balance at Mar. 31, 2021			$ 8,514	12,316,329	(8,097,020)	4,227,823
Balance (in Shares) at Mar. 31, 2021		4,276	85,141,956
Net income (loss)					(461,990)	(461,990)
Balance at Jun. 30, 2021			$ 9,864	12,314,979	(8,559,010)	3,765,833
Balance (in Shares) at Jun. 30, 2021		227	98,636,970
Issuance of common stock for conversion of preferred stock			$ 1,350	(1,350)
Issuance of common stock for conversion of preferred stock (in Shares)		(4,049)	13,495,014
Net income (loss)					6,385,119	6,385,119
Balance at Sep. 30, 2021			$ 9,864	$ 12,314,979	$ (2,173,891)	$ 10,150,952
Balance (in Shares) at Sep. 30, 2021		227	98,636,970